SHARE OPTION RESERVE (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 07, 2025
IfrsStatementLineItems [Line Items]
Authorized grant option purchase shares				160,000
Share based compensation expense	$ 0.3	$ 2.6	$ 4.3
Reversal of share-based compensation	$ 0.6
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	40,000
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	120,000
Vested Stock Option [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.3
Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Shares issued and outstanding	1,653,622